Cover	Oct. 05, 2020
Schedule of Capitalization, Equity [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 05, 2020
Entity File Number	001-39375
Entity Registrant Name	II-VI INCORPORATED
Entity Central Index Key	0000820318
Entity Tax Identification Number	25-1214948
Entity Incorporation, State or Country Code	PA
Entity Address, Address Line One	375 Saxonburg Boulevard
Entity Address, City or Town	Saxonburg
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	16056
City Area Code	(724)
Local Phone Number	352-4455
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, no par value
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	IIVI
Security Exchange Name	NASDAQ
Series A Mandatory Convertible Preferred Stock, no par value
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Series A Mandatory Convertible Preferred Stock, no par value
Trading Symbol	IIVIP
Security Exchange Name	NASDAQ